Other Income, Net	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
OTHER INCOME, NET
OTHER INCOME, NET

Other income consists of various line items that are combined on the income statement due to their respective materiality compared with other individual income and expense items.

The amounts included in Other income, net for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Gains/(Losses) on derivatives	$208	$110	$575
Currency revaluation gains/(losses)	(236)	(161)	(575)
Interest and investment income (a)	53	69	85
Insurance fee income	74	88	90
Other	166	178	155
Total other income, net	$265	$284	$330
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(a)	Includes interest income primarily on notes receivable from affiliated companies of $5 million, $3 million, and $5 million, for December 31, 2014, 2015, and 2016 respectively.